Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Summary of Consolidated Loss Before Provision for Income Taxes

The following table presents consolidated loss before provision for income taxes as follows:

	Year Ended December 31,
	2015	2016	2017
	(In thousands)
Domestic	$(14,727)	$(2,435)	$(2,780)
Foreign	1,306	(2,723)	(2,519)

Total loss before income taxes	$(13,421)	$(5,158)	$(5,299)

Summary of Provision for Income Taxes consisted

The provision for income taxes consisted of:

	Year Ended December 31,
	2015	2016	2017
	(In thousands)
Current
Federal	$—	$—	$293
State	8	21	189
Foreign	704	531	1,997

Total current	712	552	2,479
Deferred
Federal	(3,222)	(1,315)	(293)
State	(99)	(118)	202
Foreign	(5)	(1,104)	(95)

Total deferred	(3,326)	(2,537)	(186)

(Benefit) provision	$(2,614)	$(1,985)	$2,293

Net Tax Effects of Temporary Differences between the Carring Amount of Significant Components of Deferred Tax Assets and Deferred Tax Liab

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred taxes are as follows:

	As of December 31,
	2016	2017
	(In thousands)
Deferred tax assets:
Research and development and other credits	$5,235	$6,187
Net operating loss carryforward	26,867	14,795
Charitable contributions	11	—
Deferred revenue	1,115	1,355
Stock compensation	17	125
Accrued expense	1,346	1,323
Depreciable and amortizable assets	368	29
Other	—	228

Total deferred tax assets	34,959	24,042
Deferred tax liabilities:
Prepaid expenses	(1,389)	(1,249)
Intangibles	(32,751)	(17,232)

Total deferred tax assets, net	819	5,561
Less valuation allowance for deferred tax assets	(486)	(5,297)

Net deferred tax assets	$333	$264

Difference between Federal Income Tax Rate and Effective Income Tax Rate

The following table reconciles the Company’s effective tax rate to the federal statutory tax rate:

	Year Ended December 31,
	2015	2016	2017
U.S. federal taxes at statutory rate	34.0%	34.0%	34.0%
Foreign tax rate differentials	(0.7)	(11.8)	(9.1)
Research and development credit	1.8	18.2	17.8
Foreign tax credit	3.9	4.7	18.3
Stock options	(1.1)	(3.8)	(23.6)
Permanent differences and other	(5.3)	(7.8)	(14.4)
State taxes, net of federal benefit	2.8	(0.1)	(4.0)
Change in state rate	(11.6)	7.3	(1.9)
Change in other valuation allowance due to operations	0.4	(1.9)	(58.4)
Other	4.7	(0.3)	(2.0)

Total income tax benefit (expense)	19.5%	38.5%	(43.3)%

Reconciliation of Unrecognized Tax Benefits

The reconciliation of unrecognized tax benefits at the beginning and end of the year is as follows (in thousands):

Balance at December 31, 2014	$320

Additions based on tax positions related to prior year	366

Balance at December 31, 2015	$686

Additions based on tax positions related to prior year	197

Balance at December 31, 2016	883

Additions based on tax positions related to prior year	507
Additions based on tax positions related to current year	473

Balance at December 31, 2017	$1,863